Operating Segments	6 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS
22.	OPERATING SEGMENTS

The Group’s businesses are organised into business units based on their products and services provided. The performance of each segment is measured based on the internal management report reviewed by Chief Operating Decision Maker. The Group business segments as follow:

(a)	Internet of Things (“IoT”)

(b)	Investment holding and others

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The inter-segment transactions have been entered into at arms-length with terms mutually agreed between the segments and have been eliminated to arrive at the Group’s results.

(a)	Business segments

The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:

As of 31 December 2023

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	217,842,159	50,908,790	268,750,949
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	217,863,008	50,908,790	268,771,798

Liabilities
Segment liabilities	1,032,716	161,303,684	162,336,400
Deferred tax liabilities and tax payable	5,247,332	22,387	5,269,719
Total liabilities	6,280,048	161,326,071	167,606,119

As of 31 December 2023 (Cont’d)

	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	30,000,000	-	30,000,000

Six Months Ended 31 December 2023
Revenue
Total revenue	31,622,948	-	31,622,948
- Inter-segment revenue	-	-	-
Revenue from external parties	31,622,948	-	31,622,948

Results
Loss before interest, depreciation and tax	(798,818)	(882,773)	(1,681,591)
Depreciation of:
- property, plant and equipment	(35,152,128)	-	(35,152,128)
- right-of-use assets	(62,286)	-	(62,286)
Amortisation of intangible asset	(26,719,984)	-	(26,719,984)
Finance income/(cost), Net	106,837	716,368	823,205
Loss before tax	(62,626,379)	(166,405)	(62,792,784)
Tax expense	12,943,862	(16,668)	12,927,194
Loss for the period	(49,682,517)	(183,073)	(49,865,590)

As of 30 June 2023
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	364,549,780	31,133,035	395,682,815
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	364,570,629	31,133,035	395,703,664

Liabilities
Segment liabilities	36,181,129	22,271,732	58,452,861
Deferred tax liabilities and tax payable	18,400,243	12,804	18,413,046
Total liabilities	54,581,372	22,284,536	76,865,907

	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	72,383,744	-	72,383,744

Six Months Ended 31 December 2022
Revenue
Total revenue	123,521,552	-	123,521,552
Inter-segment revenue	-	-	-
Revenue from external parties	123,521,552	-	123,521,552

Results
Profit/(Loss) before interest, depreciation and tax	22,526,939	(1,503,225)	21,023,714
Depreciation of:
- property, plant and equipment	(7,284,888)	-	(7,284,888)
- right-of-use assets	(63,710)	-	(63,710)
Amortisation of intangible asset	(11,468,240)	-	(11,468,240)
Finance income/(cost), Net	200,758	19,172	219,930
Profit/(Loss) before tax	3,910,859	(1,484,053)	2,426,806
Tax expense	2,509,371	(3,429)	2,505,942
Profit/(Loss) for the period	6,420,230	(1,487,482)	4,932,748

(b)	Geographical segments

The Group operates predominantly in Malaysia and revenue from overseas is insignificant. Accordingly, the information by geographical segment is not presented.